Employee Compensation - Summary of Current Life Expectancies Underlying the Amounts of the Defined Benefit Obligations (Detail)	Oct. 31, 2024	Oct. 31, 2023
Canada [member] | Retiring currently at age sixty five [member] | Male [member]
Disclosure of defined benefit plans [line items]
Life expectancy for members	24	23.9
Canada [member] | Retiring currently at age sixty five [member] | Female [member]
Disclosure of defined benefit plans [line items]
Life expectancy for members	24.3	24.3
Canada [member] | Currently aged forty five and retiring at age sixty five [member] | Male [member]
Disclosure of defined benefit plans [line items]
Life expectancy for members	24.9	24.8
Canada [member] | Currently aged forty five and retiring at age sixty five [member] | Female [member]
Disclosure of defined benefit plans [line items]
Life expectancy for members	25.2	25.2
United States [member] | Retiring currently at age sixty five [member] | Male [member]
Disclosure of defined benefit plans [line items]
Life expectancy for members	22	21.9
United States [member] | Retiring currently at age sixty five [member] | Female [member]
Disclosure of defined benefit plans [line items]
Life expectancy for members	23.3	23.3
United States [member] | Currently aged forty five and retiring at age sixty five [member] | Male [member]
Disclosure of defined benefit plans [line items]
Life expectancy for members	23.2	23.1
United States [member] | Currently aged forty five and retiring at age sixty five [member] | Female [member]
Disclosure of defined benefit plans [line items]
Life expectancy for members	24.5	24.5